UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-1710

     T. Rowe Price New Era Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW ERA FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 95.4%
NATURAL RESOURCE RELATED 95.4%
Agriculture 3.6%
Deere	1,015,100	81,654
Potash Corporation of Saskatchewan	1,019,056	158,168
		239,822
Building & Real Estate 1.3%
AMB Property, REIT	405,600	22,073
Boston Properties, REIT	214,000	19,703
Camden Property Trust, REIT	262,800	13,192
Duke Realty, REIT	366,900	8,369
ProLogis, REIT	275,944	16,242
Simon Property Group, REIT	92,800	8,622
		88,201
Chemicals 2.4%
Air Liquide (EUR)	190,441	29,102
Air Products & Chemicals	237,400	21,841
Albermarle	625,800	22,854
Dow Chemical	827,900	30,508
Praxair	456,400	38,443
TETRA Technologies (1)	979,000	15,507
		158,255
Coal 5.7%
Arch Coal	3,508,804	152,633
CONSOL Energy	1,964,200	135,903
Peabody Energy	1,901,502	96,977
		385,513
Diversified Metals 6.5%
BHP Billiton (AUD)	2,725,709	89,481
Companhia Vale do Rio Doce, ADR	3,717,800	128,785
Nucor	358,400	24,278
Rio Tinto (GBP)	1,374,540	142,778
Teck Cominco, Class B (CAD)	1,264,808	51,798
		437,120
Diversified Resources 8.4%
Atlas Copco, A Shares (SEK)	1,653,186	28,303
Bucyrus International, Class A	342,900	34,856
Burlington Northern Santa Fe	393,376	36,277
Caterpillar	761,986	59,656
Chicago Bridge & Iron, ADS	1,049,691	41,190
China Railway Construction (HKD) (1)	12,253,500	16,847
EnergySolutions	906,600	20,797
Finning International (CAD)	933,700	26,410
Foster Wheeler (1)	1,376,822	77,956
General Cable (1)	107,900	6,374
Joy Global	958,200	62,436
Penn Virginia	723,100	31,882
Quanta Services (1)	2,876,360	66,645
Terex (1)	858,960	53,685
Western Water (1)	2,259	—
		563,314
Forest Products 2.5%
Domtar (1)	4,177,486	28,532
International Paper	2,164,878	58,885
Potlatch, REIT	713,800	29,459
Smurfit-Stone Container (1)	2,881,348	22,186
Weyerhaeuser	472,172	30,710
		169,772
Gas Transmission & Distribution 2.0%
OAO Gazprom, ADR	678,447	34,628
Spectra Energy	1,076,300	24,486
Williams Companies	2,249,839	74,199
		133,313
Integrated Petroleum-Domestic 4.6%
ConocoPhillips	1,789,058	136,344
Murphy Oil	2,067,946	169,861
		306,205
Integrated Petroleum-International 12.8%
BP, ADR	1,535,673	93,138
Chevron	507,032	43,280
Eni SPA, ADR	939,474	63,988
ExxonMobil	2,120,618	179,362
LUKOIL, ADR	513,095	42,802
Petroleo Brasileiro, ADR	750,034	63,520
Royal Dutch Shell, A Shares, ADR	2,063,006	142,306
StatoilHydro (NOK)	3,579,299	107,767
Total, ADR	1,630,720	120,690
		856,853
Miscellaneous Energy 4.9%
Duke Energy	1,463,500	26,124
Dynegy, Class A (1)	12,390,238	97,759
Edison International	339,272	16,631
Exelon	394,300	32,045
Iberdrola Renovables (EUR) (1)	4,036,469	28,125
NRG Energy (1)	1,674,628	65,294
Reliant Energy (1)	2,643,900	62,528
		328,506
Non-Ferrous Metals 1.3%
Freeport-McMoRan Copper & Gold	514,093	49,466
Xstrata (GBP)	497,348	34,843
		84,309
Oil & Gas Drilling 6.3%
Diamond Offshore Drilling	1,499,736	174,569
Key Energy Services (1)	307,100	4,121
Nabors Industries (1)	950,852	32,110
Noble Drilling	1,972,344	97,967
Transocean (1)	832,125	112,503
		421,270
Oil & Gas Equipment & Services 19.1%
Baker Hughes	1,501,559	102,857
BJ Services	3,714,360	105,896
Cameron International (1)	5,164,952	215,069
ElectroMagnetic GeoServices ASA (NOK) (1)	1,667,500	8,881
FMC Technologies (1)	1,111,468	63,231
Grant Prideco (1)	1,494,963	73,582
Halliburton	732,300	28,801
McDermott International (1)	1,220,400	66,902
Saipem (EUR)	680,361	27,540
Schlumberger	2,586,172	224,997
Smith International	2,514,366	161,498
Technip (EUR)	890,497	68,988
Tenaris, ADR	373,185	18,603
TMK OAO, GDR	294,215	9,561
Trican Well Service (CAD)	2,067,700	43,235
W-H Energy Services (1)	913,793	62,915
		1,282,556
Petroleum Exploration & Production 10.6%
Anadarko Petroleum	671,622	42,332
BG Group (GBP)	3,252,731	75,360
Bill Barrett (1)	558,565	26,392
Canadian Natural Resources	2,277,396	155,455
Compton Petroleum (1)	3,058,800	33,922
Devon Energy	1,118,859	116,731
Encore Acquisition (1)	1,173,300	47,261
EOG Resources	967,366	116,084
McMoRan Exploration (1)	1,631,800	28,214
Newfield Exploration (1)	370,900	19,602
Nexen	522,592	15,474
Novatek, GDR	128,400	10,369
XTO Energy	321,241	19,872
		707,068
Precious Metals 2.4%
Agnico-Eagle Mines	1,278,500	86,567
Barrick Gold	1,137,100	49,407
Franco-Nevada (CAD) (1)	1,258,700	24,801
		160,775
Refining & Marketing 1.0%
Sunoco	770,800	40,444
Valero Energy	601,968	29,563
		70,007
Total Natural Resource Related		6,392,859

Total Common Stocks (Cost $3,481,416)		6,392,859
SHORT-TERM INVESTMENTS 4.5%
Money Market Funds 4.5%
T. Rowe Price Reserve Investment Fund, 3.29% (2)(3)	301,683,512	301,684
Total Short-Term Investments (Cost $301,684)		301,684

Total Investments in Securities
99.9% of Net Assets (Cost $3,783,100)		$6,694,543

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
ADR	American Depository Receipts
ADS	American Depository Shares
GDR	Global Depository Receipts
REIT	Real Estate Investment Trust
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
NOK	Norwegian Krone
SEK	Swedish Krona

(3) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment Fund, 3.29%	¤	¤	$ 3,114	$301,684	$389,492

Totals			$ 3,114	$ 301,684	$ 389,492

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$ 301,684
Dividend income	3,114
Interest income	-
Investment income	$ 3,114
Realized gain (loss) on securities	-
Capital gain distributions from
mutual funds	-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Era Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk) Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs Investments in Securities

Level 1 – quoted prices $ 5,491,240,000 Level 2 – significant other observable inputs 1,203,303,000 Level 3 – significant unobservable inputs 0 Total $ 6,694,543,000

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $3,783,100,000. Net unrealized gain aggregated $2,911,443,000 at period-end, of which $3,022,495,000 related to appreciated investments and $111,033,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008